Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
January 1, 2018~December 31, 2018	$ 1,122
January 1, 2019~December 31, 2019	753
January 1, 2020~December 31, 2020	512
January 1, 2021~December 31, 2021	318
January 1, 2022~December 31, 2022	298
January 1, 2023~December 31, 2024	238
Operating Leases, Future Minimum Payments Due	$ 3,241